RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details 1) - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	$ 29,314,455	$ 31,092,536
Impairment loss in investment in operating limited partnerships	(49,980,719)	(48,362,865)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(12,018,259)	(12,018,345)
Other	33,201,992	31,749,180
Investments in operating limited partnerships - as reported	517,469	2,460,506
Series Forty Seven [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	7,135,780	6,870,471
Impairment loss in investment in operating limited partnerships	(14,606,765)	(14,280,759)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(2,898,636)	(3,023,517)
Other	10,369,621	10,433,805
Investments in operating limited partnerships - as reported	0	0
Series Forty Eight [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	4,229,169	4,354,128
Impairment loss in investment in operating limited partnerships	(8,894,814)	(8,622,973)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(841,002)	(1,133,931)
Other	5,506,647	5,402,776
Investments in operating limited partnerships - as reported	0	0
Series Forty Nine [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	17,949,506	19,867,937
Impairment loss in investment in operating limited partnerships	(26,479,140)	(25,459,133)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(8,278,621)	(7,860,897)
Other	17,325,724	15,912,599
Investments in operating limited partnerships - as reported	$ 517,469	$ 2,460,506